Summary of Significant Accounting Policies (Acquired Leases) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 319,268	$ 319,028	$ 319,028
Accumulated Amortization	99,925	73,833	36,227
Net Carrying Amount	219,343	245,195	282,801
Finite-Lived Intangible Liabilities, Gross	19,327	20,623
Finite-Lived Intangible Liabilities, Accumulated Amortization	3,867	2,490
Intangible Liabilities, Net	15,460	18,133
Below Market Lease, Gross	19,242	20,623	20,623
Below-market leases, Accumulated Amortization	3,866	2,490	1,150
Below Market Lease, Net Carrying Amount	15,376	18,133	19,473
In-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	305,578	305,245	305,245
Accumulated Amortization	92,515	68,278	33,678
Net Carrying Amount	213,063	236,967	271,567
Above-market lease assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	13,690	13,783	13,783
Accumulated Amortization	7,410	5,555	2,549
Net Carrying Amount	6,280	8,228	$ 11,234
Above-market ground leases
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Liabilities, Gross	85	0
Finite-Lived Intangible Liabilities, Accumulated Amortization	1	0
Intangible Liabilities, Net	$ 84	$ 0